Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2019
Stockholders' equity
Schedule of Warrant Activity

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2017	8,303,836
Issued	—
Exercised	(5,329,220)
Expired/Cancelled	(113,520)
Outstanding at July 31, 2018	2,861,096
Issued	—
Exercised	(2,399,999)
Expired/Cancelled	—
Outstanding at July 31, 2019	461,097

Schedule of Warrants Outstanding

The following table summarizes information related to warrants outstanding at July 31, 2019:

Expiration	Exercise
Date	Price	Shares
08/29/19	$0.75	133,332
12/01/21	$1.25	58,824
12/01/21	$1.28	117,647
01/23/22	$1.25	117,647
01/23/22	$1.28	33,647
		461,097